Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 28, 2025		Sep. 29, 2024		Sep. 28, 2025		Sep. 29, 2024		Dec. 29, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Revenue	$ 70,005	[1]	$ 5,536	[1]	$ 220,269	[1]	$ 20,068	[1]	$ 108,742	$ 87,616
Cost of revenue	37,965		8,693		126,970		21,834		69,240	69,828
Related Party [Member]
Related Party Transactions [Line Items]
Aggregate purchase price										$ 5,000
SameDay Solar [Member]
Related Party Transactions [Line Items]
Revenue	$ 300		$ 1,600		$ 1,600		$ 1,600
SameDay Solar [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Revenue									1,600
Cost of revenue									600
Commission expense									$ 1,200

[1]	Revenue is net of dealer fees attributable to related party of $0.3 million and $1.6 million in the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Revenue is net of dealer fees attributable to related party of $1.6 million in each of the thirteen and thirty-nine week periods ended September 29, 2024. Refer to Note 16 – Related Party Transactions for details.